Consolidated Statement of Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue		$ 344,877	$ 388,379	$ 305,179
Share of profit of joint ventures and associates		3,604	4,106	4,225
Interest and other income		3,625	4,071	2,466
Total revenue and other income		352,106	396,556	311,870
Purchases		252,983	294,399	223,447
Production and manufacturing expenses		26,438	26,970	26,652
Selling, distribution and administrative expenses		10,493	11,360	10,509
Research and development		962	986	922
Exploration		2,354	1,340	1,945
Depreciation, depletion and amortisation		28,701	22,135	26,223
Interest expense		4,690	3,745	4,042
Total expenditure		326,621	360,935	293,740
Income before taxation	[1]	25,485	35,621	18,130
Taxation charge		9,053	11,715	4,695
Income for the period		16,432	23,906	13,435
Income attributable to non-controlling interest		590	554	458
Income attributable to Royal Dutch Shell plc shareholders		$ 15,842	$ 23,352	$ 12,977
Basic earnings per share ($ per share)		$ 1.97	$ 2.82	$ 1.58
Diluted earnings per share ($ per share)		$ 1.95	$ 2.80	$ 1.56

[1]
[A] With effect from 2019, the starting point for the Consolidated Statement of Cash Flows is ‘Income before taxation’ (previously 'Income'). Furthermore, to improve transparency, 'Retirement benefits' and 'Decommissioning and other provisions' have been separately disclosed. The 'Other' component of cash flow from investing activities has been expanded to distinguish between cash inflows and outflows. Prior period comparatives for these line items have been revised to conform with current year presentation. Overall, the revisions do not have an impact on cash flow from operating activities, cash flow from investing activities or cash flow from financing activities, as previously published.